Management remuneration	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Management remuneration

35.	Management remuneration

The key management personnel includes: statutory directors and the Board of Directors. The payment of key management personnel for the provision of their services is presented below:

	2025	2024	2023

Short-term benefits	28,229	26,292	24,530
Share-based payments remuneration	15,659	20,603	9,542
	43,888	46,895	34,072